February 28, 2013

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Division of Investment Management

Re:	BlackRock Funds II
Post-Effective Amendment No. 104 under the Securities Act of 1933 and Amendment No. 106 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

BlackRock Funds II (the “Registrant”) is filing the above-captioned Post-Effective Amendment (the “Amendment”). Pursuant to Rule 485(b) under the Securities Act of 1933, we hereby represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. We are furnishing this letter to be submitted by the Registrant with the above-referenced Amendment to its registration statement.

Sincerely,

/s/ Ben Archibald

Ben Archibald Secretary of the Registrant